Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization [Abstract]
Organization

Note 1 - Organization

American Realty Capital Properties, Inc. (the "Company"), is a Maryland corporation incorporated on December 2, 2010 that qualified as a real estate investment trust for U.S. federal income tax purposes for the year ended December 31, 2011. On September 6, 2011, the Company completed its initial public offering (the "IPO") and sold a total of 5.6 million shares of common stock. The shares began trading on the NASDAQ Capital Market under the symbol "ARCP" on September 7, 2011. As of September 30, 2012, the Company had 11.2 million shares of common stock outstanding, including unvested restricted shares, and had received aggregate gross proceeds from common stock issuances of $118.9 million. In addition, as of September 30, 2012, the Company had received aggregate gross proceeds of $9.0 million from the issuance of convertible preferred stock.

On August 1, 2012, the Company filed a universal shelf registration statement and a resale registration statement with the U.S. Securities and Exchange Commission. Each registration statement became effective on August 17, 2012. The $500.0 million universal shelf registration statement, as amended, will enable the Company to grow its capital base over time while providing it flexibility to issue common stock, preferred stock, debt or equity-linked securities. As of September 30, 2012, no common stock, preferred stock, debt or equity-linked security has been issued under the universal shelf registration statement. The resale registration statement, as amended, registers the resale of up to 1,882,248 shares of common stock issued in connection with any future conversion of certain currently outstanding restricted shares, convertible preferred stock or limited partnership interests. As of September 30, 2012, no common stock has been issued under the resale registration statement.

The Company was formed to acquire and own single-tenant, freestanding commercial real estate primarily subject to medium-term net leases with high credit quality tenants. The Company considers properties that are net leased on a "medium-term basis" to mean properties originally leased long-term (ten years or longer) that currently have a primary remaining lease duration of generally three to eight years, on average.

Substantially all of the Company's business is conducted through ARC Properties Operating Partnership, L.P. (the "OP"), a Delaware limited partnership. The Company is the sole general partner and holder of 92.5% of the equity interest in the OP as of September 30, 2012. ARC Real Estate Partners, LLC (the "Contributor") and an unaffiliated investor are limited partners and owners of 2.6% and 4.9%, respectively, of the equity interest in the OP. After holding units of limited partner interests in the OP ("OP Units") for a period of one year, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company, which is externally managed with no employees, has retained ARC Properties Advisors, LLC (the "Manager"), a wholly owned subsidiary of AR Capital, LLC (the "Sponsor"), to manage its affairs on a day to day basis. These affiliated parties, including the Manager, the Sponsor and the Sponsor's wholly owned broker-dealer, Realty Capital Securities, LLC ("RCS" or the "Dealer Manager"), have received compensation and fees for services provided to the Company, and will continue to receive compensation and fees for providing on-going investment oversight, financing and management services to the Company, as applicable, in accordance with the terms of the respective agreements to which such affiliates are party.

Note 1 - Organization

American Realty Capital Properties, Inc. (the "Company"), incorporated on December 2, 2010, is a Maryland corporation that elected to be qualified as a real estate investment trust ("REIT") for U.S. federal income tax purposes for the taxable year ended December 31, 2011. On July 7, 2011, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis, through its co-dealer managers, Realty Capital Securities, LLC ("RCS" or the "affiliated Dealer Manager") and Ladenburg Thalmann & Co. Inc. (together, the "Dealer Managers"), pursuant to a registration statement on Form S-11 (File No. 333-172205) (the "Registration Statement") filed with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended. The IPO closed on September 6, 2011. The Company sold a total of 5.6 million shares of common stock for net proceeds of $66.0 million. The shares began trading on the NASDAQ Capital Market under the symbol "ARCP" on September 7, 2011.

On September 22, 2011, the Company filed a registration statement on Form S-11 (File No. 333-176952) to register an additional 1.3 million shares of common stock, which was subsequently increased to 1.5 million (plus up to an additional 0.2 million shares of common stock that the Company could issue and sell upon the exercise of the underwriters' over-allotment option) in connection with an underwritten follow-on offering (the "Follow-On Offering"). On November 2, 2011, the Company sold 1.5 million shares for net proceeds of $14.4 million. In addition, the Company granted the underwriters a 30 day option to purchase an additional 0.2 million shares of common stock at the original offering price, less underwriting discounts and commissions. On November 2, 2011, the underwriters exercised their option to purchase an additional 0.1 million shares, which closed on November 7, 2011 for net proceeds of $0.7 million.

The Company was formed to primarily own and acquire single-tenant, freestanding commercial real estate that is net leased on a medium-term basis, primarily to investment grade credit rated and other creditworthy tenants. The Company considers properties that are net leased on a "medium-term basis," to mean properties originally leased long-term (ten years or longer) that currently have net leases with remaining lease terms of generally three to eight years, on average.

Substantially all of the Company's business is conducted through ARC Properties Operating Partnership, L.P. (the "OP"), a Delaware limited partnership. The Company is the sole general partner and holder of 95.9% of the interest in the OP. ARC Real Estate Partners, LLC (the "Contributor") is the sole limited partner and owner of 4.1% of the interest in the OP. After holding units of limited partner interests ("OP Units") for a period of one year, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company has retained ARC Properties Advisors, LLC (the "Manager"), a wholly owned subsidiary of AR Capital, LLC (formerly American Realty Capital II, LLC) (the "Sponsor"), to manage its affairs on a day to day basis. These affiliated parties, as well as RCS, have received compensation for services provided to the Company, and will continue to receive compensation for providing on-going investment oversight and management of the Company.

Formation Transactions

At the completion of the IPO, the Contributor, an affiliate of the Sponsor, contributed to the OP its indirect ownership interests in certain assets of ARC Income Properties, LLC and ARC Income Properties III, LLC (the "Contributed Companies"). Assets contributed included (1) 59 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, or collectively, Citizens Bank, one property presently leased to Community Bank, N.A, or Community Bank, and one property leased to Home Depot U.S.A., Inc., or Home Depot, and (2) two vacant properties. Additionally, the OP assumed certain liabilities of the Contributed Companies, including $30.6 million of unsecured notes payable and $96.2 million of mortgage notes secured by the contributed properties.

Because the contribution was from an affiliate of the Sponsor and deemed to be a transaction between entities under common control, the assets and liabilities were recorded by the Company at the Contributor's carrying amount, or book value, at the time of the contribution. The assets and liabilities of the Contributed Companies are summarized as follows (amounts in thousands):

Assets and liabilities of Contributed Companies, at carryover basis:
Real estate investments, net of accumulated depreciation and amortization of $13,453	$108,759
Other assets	2,402
Notes payable(1)	(30,626)
Mortgage notes payable(2)	(96,472)
Other liabilities	(834)
Net assets (liabilities) of Contributed Companies	$(16,771)
(1)	Notes payable were repaid from the proceeds of the IPO concurrently with closing.
(2)	$82.6 million of mortgage notes payable were refinanced with a new $51.5 million revolving credit facility and the remaining balance was repaid from the proceeds of the IPO concurrently with closing of the IPO.

In exchange for the net assets of the Contributed Companies, the Contributor received 310,000 OP Units, which represents a non-controlling interest in the OP. After holding the OP Units for a period of one year, the Contributor has the right to convert OP Units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of common stock, as allowed by the limited partnership agreement of the OP. As of December 31, 2011, the Contributor's 310,000 OP Units represented a 4.1% interest in the OP, based on 310,000 OP Units convertible to common stock as a percentage of the 7.6 million of total common shares outstanding on a fully diluted basis. For the year ended December 31, 2011, losses of approximately $0.1 million were allocated to the Contributor's non-controlling interest.

Concurrently with the completion of the IPO and contribution of the net assets of the Contributed Companies, the Company closed on a $150.0 million senior secured revolving credit facility. See Note 4 - Senior Secured Revolving Credit Facility. The Company refinanced mortgage notes payable of $82.6 million and repaid the unsecured notes payable of $30.6 million, along with interest and penalties of $0.4 million, owed by the Contributed Companies directly from net proceeds from the IPO and $51.5 million drawn from the senior secured revolving credit facility.

In addition, the Company has issued restricted stock to the Manager and non-executive directors in conjunction with share-based compensation plans. See Note 11 - Share-Based Compensation.